Financial Instruments (Details) - Schedule of Fair Value Financial Assets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Investments in shares, warrants and SAFEs [member]
Disclosure of financial assets [line items]
Financial assets	$ 3,436	$ 5,369
Investments in shares, warrants and SAFEs [member] | Safo shares [Member]
Disclosure of financial assets [line items]
Financial assets	8	10
Investments in shares, warrants and SAFEs [member] | Maris shares [Member]
Disclosure of financial assets [line items]
Financial assets	110	84
Investments in shares, warrants and SAFEs [member] | Maris warrants [Member]
Disclosure of financial assets [line items]
Financial assets	16	13
Investments in shares, warrants and SAFEs [member] | Tondo shares [Member]
Disclosure of financial assets [line items]
Financial assets	101	97
Investments in shares, warrants and SAFEs [member] | Safee shares [Member]
Disclosure of financial assets [line items]
Financial assets	400	400
Investments in shares, warrants and SAFEs [member] | SciSparc shares [Member]
Disclosure of financial assets [line items]
Financial assets	233	659
Investments in shares, warrants and SAFEs [member] | Polyrizon warrants [Member]
Disclosure of financial assets [line items]
Financial assets	117	399
Investments in shares, warrants and SAFEs [member] | Polyrizon SAFEs [Member]
Disclosure of financial assets [line items]
Financial assets		302
Investments in shares, warrants and SAFEs [member] | Elbit Imaging shares [Member]
Disclosure of financial assets [line items]
Financial assets	578	613
Investments in shares, warrants and SAFEs [member] | Hydreight Technologies shares [Member]
Disclosure of financial assets [line items]
Financial assets	109
Investments in shares, warrants and SAFEs [member] | Clearmind warrants [Member]
Disclosure of financial assets [line items]
Financial assets	4	4
Investments in shares, warrants and SAFEs [member] | A.I Systems shares [Member]
Disclosure of financial assets [line items]
Financial assets	47
Investments in shares, warrants and SAFEs [member] | Clearmind shares [Member]
Disclosure of financial assets [line items]
Financial assets	90	594
Investments in shares, warrants and SAFEs [member] | Metagramm shares [Member]
Disclosure of financial assets [line items]
Financial assets	250
Investments in shares, warrants and SAFEs [member] | Colugo shares [Member]
Disclosure of financial assets [line items]
Financial assets	400	400
Investments in shares, warrants and SAFEs [member] | Parazero -SAFE [Member]
Disclosure of financial assets [line items]
Financial assets	520	520
Investments in shares, warrants and SAFEs [member] | Bubbles shares [Member]
Disclosure of financial assets [line items]
Financial assets	106	151
Investments in shares, warrants and SAFEs [member] | Automax warrants [Member]
Disclosure of financial assets [line items]
Financial assets	6	9
Investments in shares, warrants and SAFEs [member] | Automax shares [Member]
Disclosure of financial assets [line items]
Financial assets	341	1,114
Investments in shares, warrants and SAFEs [member] | Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets	1,729	3,331
Investments in shares, warrants and SAFEs [member] | Level 1 [Member] | Safo shares [Member]
Disclosure of financial assets [line items]
Financial assets	8	10
Investments in shares, warrants and SAFEs [member] | Level 1 [Member] | Maris shares [Member]
Disclosure of financial assets [line items]
Financial assets	110	84
Investments in shares, warrants and SAFEs [member] | Level 1 [Member] | Maris warrants [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in shares, warrants and SAFEs [member] | Level 1 [Member] | Tondo shares [Member]
Disclosure of financial assets [line items]
Financial assets	101	97
Investments in shares, warrants and SAFEs [member] | Level 1 [Member] | Safee shares [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in shares, warrants and SAFEs [member] | Level 1 [Member] | SciSparc shares [Member]
Disclosure of financial assets [line items]
Financial assets	233	659
Investments in shares, warrants and SAFEs [member] | Level 1 [Member] | Polyrizon warrants [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in shares, warrants and SAFEs [member] | Level 1 [Member] | Polyrizon SAFEs [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in shares, warrants and SAFEs [member] | Level 1 [Member] | Elbit Imaging shares [Member]
Disclosure of financial assets [line items]
Financial assets	578	613
Investments in shares, warrants and SAFEs [member] | Level 1 [Member] | Hydreight Technologies shares [Member]
Disclosure of financial assets [line items]
Financial assets	109
Investments in shares, warrants and SAFEs [member] | Level 1 [Member] | Clearmind warrants [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in shares, warrants and SAFEs [member] | Level 1 [Member] | A.I Systems shares [Member]
Disclosure of financial assets [line items]
Financial assets	47
Investments in shares, warrants and SAFEs [member] | Level 1 [Member] | Clearmind shares [Member]
Disclosure of financial assets [line items]
Financial assets	90	594
Investments in shares, warrants and SAFEs [member] | Level 1 [Member] | Metagramm shares [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in shares, warrants and SAFEs [member] | Level 1 [Member] | Colugo shares [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in shares, warrants and SAFEs [member] | Level 1 [Member] | Parazero -SAFE [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in shares, warrants and SAFEs [member] | Level 1 [Member] | Bubbles shares [Member]
Disclosure of financial assets [line items]
Financial assets	106	151
Investments in shares, warrants and SAFEs [member] | Level 1 [Member] | Automax warrants [Member]
Disclosure of financial assets [line items]
Financial assets	6	9
Investments in shares, warrants and SAFEs [member] | Level 1 [Member] | Automax shares [Member]
Disclosure of financial assets [line items]
Financial assets	341	1,114
Investments in shares, warrants and SAFEs [member] | Level 3 [Member]
Disclosure of financial assets [line items]
Financial assets	1,707	2,038
Investments in shares, warrants and SAFEs [member] | Level 3 [Member] | Safo shares [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in shares, warrants and SAFEs [member] | Level 3 [Member] | Maris shares [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in shares, warrants and SAFEs [member] | Level 3 [Member] | Maris warrants [Member]
Disclosure of financial assets [line items]
Financial assets	16	13
Investments in shares, warrants and SAFEs [member] | Level 3 [Member] | Tondo shares [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in shares, warrants and SAFEs [member] | Level 3 [Member] | Safee shares [Member]
Disclosure of financial assets [line items]
Financial assets	400	400
Investments in shares, warrants and SAFEs [member] | Level 3 [Member] | SciSparc shares [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in shares, warrants and SAFEs [member] | Level 3 [Member] | Polyrizon warrants [Member]
Disclosure of financial assets [line items]
Financial assets	117	399
Investments in shares, warrants and SAFEs [member] | Level 3 [Member] | Polyrizon SAFEs [Member]
Disclosure of financial assets [line items]
Financial assets		302
Investments in shares, warrants and SAFEs [member] | Level 3 [Member] | Elbit Imaging shares [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in shares, warrants and SAFEs [member] | Level 3 [Member] | Hydreight Technologies shares [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in shares, warrants and SAFEs [member] | Level 3 [Member] | Clearmind warrants [Member]
Disclosure of financial assets [line items]
Financial assets	4	4
Investments in shares, warrants and SAFEs [member] | Level 3 [Member] | A.I Systems shares [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in shares, warrants and SAFEs [member] | Level 3 [Member] | Clearmind shares [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in shares, warrants and SAFEs [member] | Level 3 [Member] | Metagramm shares [Member]
Disclosure of financial assets [line items]
Financial assets	250
Investments in shares, warrants and SAFEs [member] | Level 3 [Member] | Colugo shares [Member]
Disclosure of financial assets [line items]
Financial assets	400	400
Investments in shares, warrants and SAFEs [member] | Level 3 [Member] | Parazero -SAFE [Member]
Disclosure of financial assets [line items]
Financial assets	520	520
Investments in shares, warrants and SAFEs [member] | Level 3 [Member] | Bubbles shares [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in shares, warrants and SAFEs [member] | Level 3 [Member] | Automax warrants [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in shares, warrants and SAFEs [member] | Level 3 [Member] | Automax shares [Member]
Disclosure of financial assets [line items]
Financial assets
Loans to associates and others [member]
Disclosure of financial assets [line items]
Financial assets	1,036	1,002
Loans to associates and others [member] | Loan to Revoltz [Member]
Disclosure of financial assets [line items]
Financial assets	62	62
Loans to associates and others [member] | Loan to Polyrizon [Member]
Disclosure of financial assets [line items]
Financial assets	80
Loans to associates and others [member] | Loan to A.I Systems [Member]
Disclosure of financial assets [line items]
Financial assets	894	940
Loans to associates and others [member] | Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets
Loans to associates and others [member] | Level 1 [Member] | Loan to Revoltz [Member]
Disclosure of financial assets [line items]
Financial assets
Loans to associates and others [member] | Level 1 [Member] | Loan to Polyrizon [Member]
Disclosure of financial assets [line items]
Financial assets
Loans to associates and others [member] | Level 1 [Member] | Loan to A.I Systems [Member]
Disclosure of financial assets [line items]
Financial assets
Loans to associates and others [member] | Level 3 [Member]
Disclosure of financial assets [line items]
Financial assets	1,036	1,002
Loans to associates and others [member] | Level 3 [Member] | Loan to Revoltz [Member]
Disclosure of financial assets [line items]
Financial assets	62	62
Loans to associates and others [member] | Level 3 [Member] | Loan to Polyrizon [Member]
Disclosure of financial assets [line items]
Financial assets	80
Loans to associates and others [member] | Level 3 [Member] | Loan to A.I Systems [Member]
Disclosure of financial assets [line items]
Financial assets	894	940
Other receivables [member]
Disclosure of financial assets [line items]
Financial assets	606
Other receivables [member] | Shares receivable [Member]
Disclosure of financial assets [line items]
Financial assets	606
Other receivables [member] | Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets	106
Other receivables [member] | Level 1 [Member] | Shares receivable [Member]
Disclosure of financial assets [line items]
Financial assets	106
Other receivables [member] | Level 3 [Member]
Disclosure of financial assets [line items]
Financial assets	500
Other receivables [member] | Level 3 [Member] | Shares receivable [Member]
Disclosure of financial assets [line items]
Financial assets	$ 500